12. Long term financial assets (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 05, 2018 USD ($) $ / shares shares	Jan. 01, 2018 EUR (€) $ / shares shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€)	Jun. 22, 2018 USD ($)	Dec. 27, 2017 USD ($) $ / shares shares
Disclosure of financial assets [line items]
Number of shares outstanding | shares			62,430,106	46,791,352
Exchange rate gains			€ 1,523,000	€ (7,000)	€ (29,000)
2017 Note Purchase Agreement
Disclosure of financial assets [line items]
Principal amount | $							$ 350
Warrants to purchase common shares | shares							46,667
Exercise price of share | $ / shares							$ 0.01
2018 Note Purchase Agreement
Disclosure of financial assets [line items]
Conversion of shares | shares	389,484
Conversion price per share | $ / shares	$ 3.59
Principal amount | $						$ 1,000
Principal and accrued interest | $	$ 1,400
Preferred Shares
Disclosure of financial assets [line items]
Fair value of preferred shares			€ 3,800,000
Number of shares outstanding | shares			1,220,555
Exchange rate losses in OCI			€ 32
Change in fair value			4,700,000
Interest income			13
Exchange rate gains			€ 39
IFRS 9
Disclosure of financial assets [line items]
Financial assets recognized at fair value through other comprehensive income		€ 7,300,000
IFRS 9 | Preferred Shares
Disclosure of financial assets [line items]
Conversion of shares | shares		831,071
Conversion price per share | $ / shares		€ 3.59